Quarterly Report
June 30, 2022
MFS®  Virginia
Municipal Bond Fund
MVA-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 3.2%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$533,766
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,061,108
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,059,170
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039	1,000,000	981,806
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2040	1,000,000	977,259
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	973,058
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2027	980,000	1,044,627
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2028	1,000,000	1,060,248
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2028	500,000	557,066
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2029	500,000	562,719
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2030	400,000	453,847
Norfolk, VA, Airport Authority Refunding Rev., “A”, 5%, 7/01/2031	500,000	569,599
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	590,854
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,196,717
		$11,621,844
General Obligations - General Purpose – 9.5%
Arlington County, VA, General Obligation Public Improvement, 5%, 6/15/2033	$2,755,000	$3,216,764
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	720,039
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,620,699
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	65,000	66,938
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	488,600
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	44,577	40,797
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	171,803	96,499
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	74,175	75,519
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	148,683	154,375
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	147,336	156,731
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	144,946	155,637
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	318,785	348,134
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	133,501	122,318
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	120,000	107,468
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	102,991	91,120
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	140,029	121,125
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	476,628	399,887
Commonwealth of Virginia, General Obligation, “B”, 5%, 6/01/2024	1,315,000	1,389,166
Commonwealth of Virginia, General Obligation, “B”, 5%, 6/01/2026	4,750,000	5,239,557
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,261,023
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,042,794
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,056,786
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,443,843
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	2,980,059
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 3/01/2033	3,000,000	3,467,549
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	448,665
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	60,000	61,199
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	224,961
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	289,600
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	266,673
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	330,000	356,025
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	495,000	536,635
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	455,000	493,153
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	660,000	714,219
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,516,192
		$34,770,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 1.5%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$75,927
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2025	2,405,000	2,595,626
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2027	1,345,000	1,503,002
Virginia Public School Authority, Special Obligation School Financing (Prince William County), 5%, 8/01/2025	1,305,000	1,385,275
		$5,559,830
Healthcare Revenue - Hospitals – 15.2%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$3,002,422
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	15,247
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,172,326
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,591,352
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	597,426
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	180,000	165,669
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	1,977,475
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	45,000	35,233
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,058,300
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,849,468
Franklin County, VA, Industrial Development Authority Health Care Refunding Rev. (Inova Health System Project), 5%, 5/15/2029	1,475,000	1,677,604
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	769,214
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,021,654
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,751,601
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,585,000	1,673,879
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,125,780
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,270,788
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	527,309
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,066,627
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	2,905,307
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,835,899
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,849,949
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health System Obligated Group), “A”, VRDN, 0.8%, 7/01/2036	4,000,000	4,000,000
Rockingham County, Virginia, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,793,164
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	3,704,392
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,931,493
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,235,920
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	637,253
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	420,060
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,090,048
		$55,752,859
Healthcare Revenue - Long Term Care – 3.4%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,015,111
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,082,588
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,078,518
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	785,356
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	395,501
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	385,458
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	458,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	$720,000	$636,242
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	882,646
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,046,613
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	924,149
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,021,741
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,895,886
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,017,684
		$12,626,118
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$976,337
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$264,001
Industrial Revenue - Paper – 0.0%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$103,555
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	135,047
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	169
		$238,771
Miscellaneous Revenue - Other – 1.6%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,431,323
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	133,357
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	821,669
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033 (Prerefunded 10/01/2025)	2,220,000	2,414,213
		$5,800,562
Multi-Family Housing Revenue – 2.4%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,003,883	$963,186
Virginia Housing Development Authority Rev., Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,858,335
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,885,990
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,965,169
		$8,672,680
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,368,234
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,093,373
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	819,011
		$3,280,618
Port Revenue – 1.6%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$454,188
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2027	1,500,000	1,631,008
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	788,824
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,209,413
		$6,083,433
Sales & Excise Tax Revenue – 4.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$25,000	$26,353
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	20,000	21,083
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	26,396
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	105,000	96,621
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	140,000	123,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2029	$1,000,000	$1,144,415
Hampton Roads, VA, Transportation Accountability Commission, “A”, 5%, 7/01/2030	1,000,000	1,156,060
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,792,895
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	74,170
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	249,000	239,243
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,818,000	4,735,996
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	476,000	446,997
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	235,707
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	116,531
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	9,000	8,368
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	111,739
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	19,594
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	820,768
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	697,615
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,149,000	1,922,656
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	795,000	721,767
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	345,000	327,626
		$16,871,720
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$320,801
Single Family Housing - State – 0.7%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$615,000	$627,900
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,075,000	1,097,484
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	710,000	732,635
		$2,458,019
State & Local Agencies – 12.7%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$1,002,782
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	1,000,919
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,555,000	1,524,514
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,770,216
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	532,575
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,065,150
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2025	700,000	745,923
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	3,565,063
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	901,688
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	516,133
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,969,002
Loudoun County, VA, Economic Development Authority Refunding Rev. (Louduon County Public Facilities Project), “A”, 5%, 12/01/2024	1,860,000	1,986,278
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,808,438
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	447,591
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	770,000	819,115
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	65,060
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	54,896
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	34,692
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	23,789
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	340,000	362,915
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,505,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Virginia College Building Authority, Educational Facilities Refunding Rev. (21st Century College and Equipment Programs), “E”, 5%, 2/01/2025	$540,000	$579,384
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,589,329
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “D”, 5%, 2/01/2025	1,435,000	1,539,658
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “E-1”, 5%, 2/01/2023	2,140,000	2,181,773
Virginia Port Authority, Port Fund Rev., “B”, 5%, 7/01/2027	2,510,000	2,788,064
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	4,500,000	4,533,465
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2046	5,000,000	5,525,137
		$46,438,812
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$25,000	$23,727
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	385,000	315,884
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,590,000	1,520,486
		$1,860,097
Tax - Other – 0.5%
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	$1,965,000	$1,547,657
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	199,091
		$1,746,748
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$640,000	$662,924
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,000,000	922,849
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	501,194
		$2,086,967
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$225,000	$240,357
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	4,495,000	576,719
		$817,076
Toll Roads – 4.8%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,076,569
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,890,440
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,739,660
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,606,180
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,857,106
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041 (w)	3,000,000	2,335,155
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,019,285
		$17,524,395
Transportation - Special Tax – 7.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$50,000	$50,108
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,755,167
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2027	1,000,000	1,103,350
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	3,897,324
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2030	300,000	348,001
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2031	500,000	585,923
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2032	300,000	350,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2033	$500,000	$579,065
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2034	1,655,000	1,911,650
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,027,868
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,820,011
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	850,000	854,568
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	90,000	98,506
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	100,000	109,461
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	135,000	146,098
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	130,000	139,789
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	120,000	128,948
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	125,000	134,237
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	65,000	69,644
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	110,000	105,503
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	190,000	176,071
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	190,000	200,259
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	190,000	196,994
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,071,295
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	535,648
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,697,043
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,692,228
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,147,039
		$27,931,911
Universities - Colleges – 9.0%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,190,000	$1,146,705
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	760,144
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,408,458
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,089,327
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,009,832
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	1,763,712
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	420,000	426,894
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	612,703
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,054,407
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	238,700
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	213,678
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	236,021
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	935,490
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	705,664
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,688,854
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,005,224
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	1,001,367
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	1,008,234
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,540,048
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,212,899
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	356,600
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,106,169
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,138,086
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2025)	1,000,000	1,070,170
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	4,542,276
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,664,575
		$32,936,237
Utilities - Municipal Owned – 3.0%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$30,000	$25,425
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	271,200
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2023 (a)(d)	535,000	454,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$835,000	$707,662
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	110,175
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	50,850
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	25,425
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	258,487
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,606
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	318,182
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	25,000	25,054
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	30,000	30,338
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	145,000	122,888
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	118,650
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	21,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	364,425
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	186,873
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	342,793
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	35,409
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	21,281
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	50,850
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	173,738
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	190,687
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	59,325
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	182,213
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	140,219
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027 (Prerefunded 1/15/2023)	2,555,000	2,602,781
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,153,215
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038 (Prerefunded 1/15/2023)	2,000,000	2,037,402
		$11,142,091
Utilities - Other – 0.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$290,000	$291,356
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,210,977
		$1,502,333
Water & Sewer Utility Revenue – 11.9%
Fairfax County, VA, Sewer Rev., “A”, 4%, 7/15/2039	$3,000,000	$3,061,952
Fairfax County, VA, Water Authority Rev., 4%, 4/01/2032	2,175,000	2,315,866
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,262,350
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	309,263
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	392,731
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,090,441
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	448,245
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,322,367
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	744,241
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,361,602
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,273,832
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,446,420
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	80,000	82,981
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	100,000	103,433
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	51,795
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	113,819
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,767,343
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,321,882
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,013
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,117
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 5%, 11/01/2022	$1,620,000	$1,639,356
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2032	1,000,000	1,065,835
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2033	1,500,000	1,580,420
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2034	500,000	525,068
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,569,832
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2044	3,235,000	3,235,133
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,117
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,829,839
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,165,196
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,501,755
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033 (Prerefunded 11/01/2022)	2,245,000	1,477,425
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034 (Prerefunded 11/01/2022)	2,250,000	1,414,307
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035 (Prerefunded 11/01/2022)	1,950,000	1,169,157
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036 (Prerefunded 11/01/2022)	1,250,000	713,888
		$43,493,132
Total Municipal Bonds		$352,778,141
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$480,749
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,180,997	310,062
Total Bonds		$790,811
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$666,587	$331,627
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 1.21% (v)	12,023,884	$12,022,681

Other Assets, Less Liabilities – 0.1%		483,425
Net Assets – 100.0%		$366,406,685
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,022,681 and $353,900,579, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,656,656, representing 2.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$353,109,768	$—	$353,109,768
U.S. Corporate Bonds	—	790,811	—	790,811
Mutual Funds	12,022,681	—	—	12,022,681
Total	$12,022,681	$353,900,579	$—	$365,923,260
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,310,732	$51,010,998	$46,297,576	$(754)	$(719)	$12,022,681
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,783	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2022, are as follows:
Virginia	75.4%
Washington DC	8.3%
Puerto Rico	5.0%
Illinois	1.2%
Tennessee	1.2%
New Jersey	1.0%
New York	1.0%
Texas	0.9%
Guam	0.7%
Pennsylvania	0.5%
Maryland	0.5%
Colorado	0.5%
California	0.3%
Wisconsin	0.3%
New Hampshire	0.3%
Ohio	0.2%
Michigan	0.1%
Indiana	0.1%
Iowa	0.1%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.